Stockholders' Equity (Details 3) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Changes to accumulated other comprehensive income (loss)
Balance at the beginning of the period		$ (42.6)	$ (49.6)	$ (99.3)
Unrealized gain		0.7	5.1	11.5
Reclassification to earnings		29.9	11.6	10.9
Gain (loss) arising during period		(106.2)	46.2	(1.0)
Effect of exchange rate changes and deferred taxes		(41.6)	(55.9)	28.3
Balance at the end of the period		(159.8)	(42.6)	(49.6)
Retiree Medical
Changes to accumulated other comprehensive income (loss)
Gain arising during period	$ (13.4)			13.4
Foreign Currency Translation Adjustment
Changes to accumulated other comprehensive income (loss)
Balance at the beginning of the period		31.9	61.4	15.4
Effect of exchange rate changes and deferred taxes		(72.4)	(29.5)	46.0
Balance at the end of the period		(40.5)	31.9	61.4
Unrealized Gain (Loss) on Securities
Changes to accumulated other comprehensive income (loss)
Balance at the beginning of the period		0.6	(0.4)	(3.0)
Unrealized gain		0.7	2.1	4.3
Reclassification to earnings		(0.4)	(0.6)	(0.6)
Effect of exchange rate changes and deferred taxes		(0.1)	(0.5)	(1.1)
Balance at the end of the period		0.8	0.6	(0.4)
Unrealized Gain (Loss) on Derivatives
Changes to accumulated other comprehensive income (loss)
Balance at the beginning of the period		6.5	4.6
Unrealized gain		0.0	3.0	7.2
Reclassification to earnings		(2.8)
Effect of exchange rate changes and deferred taxes		1.0	(1.1)	(2.6)
Balance at the end of the period		4.7	6.5	4.6
Defined Benefit Plans
Changes to accumulated other comprehensive income (loss)
Balance at the beginning of the period		(81.6)	(115.2)	(111.7)
Reclassification to earnings		33.1	12.2	11.5
Gain (loss) arising during period		(106.2)	46.2	(1.0)
Effect of exchange rate changes and deferred taxes		29.9	(24.8)	(14.0)
Balance at the end of the period		$ (124.8)	$ (81.6)	$ (115.2)